MORTGAGE LOANS ON REAL ESTATE - Schedule of Age Analysis of Loans by Property Type (Details) - Real Estate - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Financing Receivable, Past Due [Line Items]
Total	$ 11,622	$ 12,584
Total, net of allowance	11,469	12,426
Commercial mortgage loans
Financing Receivable, Past Due [Line Items]
Total	$ 9,057	$ 9,891
Percentage	100.00%	100.00%
Allowance for credit losses	$ (140)	$ (149)
Total, net of allowance	8,917	9,742
Commercial mortgage loans | Agricultural
Financing Receivable, Past Due [Line Items]
Total	$ 446	$ 447
Percentage	5.00%	5.00%
Commercial mortgage loans | Apartments
Financing Receivable, Past Due [Line Items]
Total	$ 2,387	$ 2,533
Percentage	26.00%	25.00%
Commercial mortgage loans | Hotel
Financing Receivable, Past Due [Line Items]
Total	$ 1,057	$ 1,251
Percentage	12.00%	13.00%
Commercial mortgage loans | Industrial
Financing Receivable, Past Due [Line Items]
Total	$ 1,741	$ 1,930
Percentage	19.00%	20.00%
Commercial mortgage loans | Office
Financing Receivable, Past Due [Line Items]
Total	$ 1,294	$ 1,418
Percentage	14.00%	13.00%
Commercial mortgage loans | Parking
Financing Receivable, Past Due [Line Items]
Total	$ 251	$ 297
Percentage	3.00%	3.00%
Commercial mortgage loans | Retail
Financing Receivable, Past Due [Line Items]
Total	$ 1,514	$ 1,633
Percentage	17.00%	17.00%
Commercial mortgage loans | Storage
Financing Receivable, Past Due [Line Items]
Total	$ 152	$ 181
Percentage	2.00%	2.00%
Commercial mortgage loans | Other
Financing Receivable, Past Due [Line Items]
Total	$ 215	$ 201
Percentage	2.00%	2.00%
Commercial mortgage loans | Pacific
Financing Receivable, Past Due [Line Items]
Total	$ 2,077	$ 2,126
Percentage	23.00%	21.00%
Commercial mortgage loans | Mountain
Financing Receivable, Past Due [Line Items]
Total	$ 1,445	$ 1,687
Percentage	16.00%	17.00%
Commercial mortgage loans | West North Central
Financing Receivable, Past Due [Line Items]
Total	$ 296	$ 302
Percentage	3.00%	3.00%
Commercial mortgage loans | West South Central
Financing Receivable, Past Due [Line Items]
Total	$ 1,405	$ 1,480
Percentage	15.00%	15.00%
Commercial mortgage loans | East North Central
Financing Receivable, Past Due [Line Items]
Total	$ 894	$ 1,084
Percentage	10.00%	11.00%
Commercial mortgage loans | East South Central
Financing Receivable, Past Due [Line Items]
Total	$ 138	$ 146
Percentage	2.00%	1.00%
Commercial mortgage loans | Middle Atlantic
Financing Receivable, Past Due [Line Items]
Total	$ 619	$ 677
Percentage	7.00%	7.00%
Commercial mortgage loans | South Atlantic
Financing Receivable, Past Due [Line Items]
Total	$ 1,783	$ 2,029
Percentage	19.00%	21.00%
Commercial mortgage loans | New England
Financing Receivable, Past Due [Line Items]
Total	$ 158	$ 149
Percentage	2.00%	2.00%
Commercial mortgage loans | Other (multi-region, non-US)
Financing Receivable, Past Due [Line Items]
Total	$ 242	$ 211
Percentage	3.00%	2.00%